SUPPLEMENT DATED OCTOBER 22, 1999, TO
                      THE PROSPECTUS DATED MAY 1, 1998, FOR
                       FUTURE DIMENSIONS VARIABLE ANNUITY
                     A FLEXIBLE PREMIUM DEFERRED COMBINATION
                       FIXED AND VARIABLE ANNUITY CONTRACT
                                   ISSUED BY:
                        SOUTHLAND LIFE INSURANCE COMPANY
                                     AND ITS
                          SOUTHLAND SEPARATE ACCOUNT A1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


The first sentence of the "Customer Service Center" section on page 35 is hereby deleted and replaced in its entirety as follows:

          "Golden American Life Insurance Company and its affiliates provide administrative services, including owner service and the administration of the variable account, for Southland at our Customer Service Center which you may contact at P.O. Box 11520, Church Street Station, New York, NY 10286-1520."

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